Bank Loans (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule Of Balance And Associated Percentage Of Each Major Loan Category In Bank Loan Portfolio
	December 31, 2016		December 31, 2015
	Balance	Percent	Balance	Percent
Residential real estate	$2,161,400	38.4%	$429,132	13.5%
Commercial and industrial	1,710,399	30.3	1,216,656	38.2
Securities-based loans	1,614,033	28.6	1,388,953	43.7
Commercial real estate	78,711	1.4	92,623	2.9
Consumer	45,391	0.8	36,846	1.2
Home equity lines of credit	15,008	0.3	12,475	0.4
Construction and land	12,623	0.2	3,899	0.1
Gross bank loans	5,637,565	100.0%	3,180,584	100.0%
Unamortized loan premium/(discount), net	858		(5,296)
Loans in process	(49)		(419)
Unamortized loan fees, net	(2,021)		(1,567)
Allowance for loan losses	(45,163)		(29,787)
Bank loans, net	$5,591,190		$3,143,515

Activity In The Allowance For Loan Losses By Portfolio Segment

	Year Ended December 31, 2016
	Beginning Balance	Provision	Charge- offs	Recoveries	Ending Balance
Commercial and industrial	$24,748	$10,646	$(267)	$—	$35,127
Securities-based loans	1,607	1,487	—	—	3,094
Residential real estate	1,241	1,430	(13)	2	2,660
Commercial real estate	264	1,090	—	9	1,363
Home equity lines of credit	290	81	—	—	371
Construction and land	78	154	—	—	232
Consumer	105	38	(16)	2	129
Qualitative	1,454	733	—	—	2,187
	$29,787	$15,659	$(296)	$13	$45,163

	Year Ended December 31, 2015
	Beginning Balance	Provision	Charge- offs	Recoveries	Ending Balance
Commercial and industrial	$16,609	$8,139	$—	$—	$24,748
Securities-based loans	1,099	508	—	—	1,607
Residential real estate	787	544	(144)	54	1,241
Home equity lines of credit	267	15	—	8	290
Commercial real estate	232	(30)	—	62	264
Consumer	156	(58)	—	7	105
Construction and land	—	78	—	—	78
Qualitative	1,581	(127)	—	—	1,454
	$20,731	$9,069	$(144)	$131	$29,787

Recorded Balance Of Loans And Amount Of Allowance Allocated Based Upon Impairment Method By Portfolio Segment

	Allowance for Loan Losses			Recorded Investment in Loans
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
Residential real estate	$24	$2,636	$2,660	$178	$2,161,222	$2,161,400
Commercial and industrial	2,392	32,735	35,127	16,815	1,693,584	1,710,399
Securities-based loans	—	3,094	3,094	—	1,614,033	1,614,033
Commercial real estate	722	641	1,363	9,522	69,189	78,711
Consumer	6	123	129	6	45,385	45,391
Home equity lines of credit	231	140	371	413	14,595	15,008
Construction and land	—	232	232	—	12,623	12,623
Qualitative	—	2,187	2,187	—	—	—
	$3,375	$41,788	$45,163	$26,934	$5,610,631	$5,637,565

	Allowance for Loan Losses			Recorded Investment in Loans
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
Securities-based loans	$—	$1,607	$1,607	$—	$1,388,953	$1,388,953
Commercial and industrial	—	24,748	24,748	—	1,216,656	1,216,656
Residential real estate	24	1,217	1,241	182	428,950	429,132
Commercial real estate	—	264	264	—	92,623	92,623
Consumer	14	91	105	14	36,832	36,846
Home equity lines of credit	149	141	290	323	12,152	12,475
Construction and land	—	78	78	—	3,899	3,899
Qualitative	—	1,454	1,454	—	—	—
	$187	$29,600	$29,787	$519	$3,180,065	$3,180,584

Loans That Were Individually Evaluated For Impairment By Portfolio Segment

	December 31, 2016
	Unpaid Contractual Principal Balance	Recorded Investment with No Allowance	Recorded Investment with Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Commercial and industrial	$16,815	$—	$16,815	$16,815	$2,392	$22,559
Commercial real estate	10,503	—	9,522	9,522	722	9,080
Consumer	833	—	6	6	6	9
Home equity lines of credit	413	—	413	413	231	413
Residential real estate	178	—	178	178	24	181
Construction and land	—	—	—	—	—	—
Total	$28,742	$—	$26,934	$26,934	$3,375	$32,242

	December 31, 2015
	Unpaid Contractual Principal Balance	Recorded Investment with No Allowance	Recorded Investment with Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Consumer	$944	$—	$15	$15	$15	$23
Residential real estate	776	524	182	706	24	752
Home equity lines of credit	342	19	323	342	149	342
Commercial real estate	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—
Construction and land	—	—	—	—	—	—
Total	$2,062	$543	$520	$1,063	$188	$1,117

Aging Of The Recorded Investment In Past Due Loans

	December 31, 2016
	30-89 Days Past Due	90 or More Days Past Due	Total Past Due	Current Balance	Total
Residential real estate	$1,923	$—	$1,923	$2,159,477	2,161,400
Commercial and industrial	—	—	—	1,710,399	1,710,399
Securities-based loans	—	—	—	1,614,033	1,614,033
Commercial real estate	9,522	—	9,522	69,189	78,711
Consumer	—	2	2	45,389	45,391
Home equity lines of credit	78	196	274	14,734	15,008
Construction and land	—	—	—	12,623	12,623
Total	$11,523	$198	$11,721	$5,625,844	$5,637,565

	December 31, 2016 *
	Non-accrual	Restructured (1)	Total
Commercial and industrial	$16,815	$—	$16,815
Commercial real estate	—	9,522	9,522
Home equity lines of credit	413	—	413
Residential real estate	—	178	178
Consumer	6	—	6
Construction and land	—	—	—
Total	$17,234	$9,700	$26,934

(1) On non-accrual status.

* There were no loans past due 90 days and still accruing interest at December 31, 2016.

	December 31, 2015
	30 – 89 Days Past Due	90 or More Days Past Due	Total Past Due	Current Balance	Total
Securities-based loans	$—	$—	$—	$1,388,953	1,388,953
Commercial and industrial	—	—	—	1,216,656	1,216,656
Residential real estate	3,310	450	3,760	425,372	429,132
Commercial real estate	—	—	—	92,623	92,623
Consumer	7	7	14	36,832	36,846
Home equity lines of credit	323	19	342	12,133	12,475
Construction and land	—	—	—	3,899	3,899
Total	$3,640	$476	$4,116	$3,176,468	$3,180,584

	December 31, 2015 *
	Non-accrual	Restructured	Total
Commercial and industrial	$—	$—	$—
Consumer	15	—	15
Residential real estate	380	326	706
Commercial real estate	—	—	—
Home equity lines of credit	342	—	342
Construction and land	—	—	—
Total	$737	$326	$1,063

* There were no loans past due 90 days and still accruing interest at December 31, 2015.

Risk Category Of Loan Portfolio

	December 31, 2016
	Pass	Special Mention	Substandard	Doubtful	Total
Residential real estate	$2,161,223	$—	$177	$—	$2,161,400
Commercial and industrial	1,652,211	27,905	30,283	—	1,710,399
Securities-based loans	1,614,033	—	—	—	1,614,033
Commercial real estate	69,189	—	9,522	—	78,711
Consumer	45,385	—	6	—	45,391
Home equity lines of credit	14,595	—	413	—	15,008
Construction and land	12,623	—	—	—	12,623
Total	$5,569,259	$27,905	$40,401	$—	$5,637,565

	December 31, 2015
	Pass	Special Mention	Substandard	Doubtful	Total
Securities-based loans	$1,388,939	$—	$14	$—	1,388,953
Commercial and industrial	1,191,030	11,320	14,306	—	1,216,656
Residential real estate	427,950	1,182	—	—	429,132
Commercial real estate	92,623	—	—	—	92,623
Consumer	36,846	—	—	—	36,846
Home equity lines of credit	12,456	—	19	—	12,475
Construction and land	3,899	—	—	—	3,899
Total	$3,153,743	$12,502	$14,339	$—	$3,180,584